Accounts Receivable, Net (Details) - Schedule of Allowance of Doubtful Accounts	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Allowance of Doubtful Accounts [Abstract]
Beginning balance	¥ 1,185,328	$ 167,355	¥ 682,905
Addition	9,745,364	1,375,938	700,505
Write off	(406,566)	(57,402)	(198,082)
Reverse	(328,022)	(46,312)
Ending balance	¥ 10,196,104	$ 1,439,579	¥ 1,185,328	¥ 682,905